FaceBank AG and Nexway - Assets Held For Sale (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 16, 2019
Business Acquisition [Line Items]
Business acquisition, voting rights interest percentage		37.60%
Nexway AG [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage			62.30%
Business acquisition, voting rights interest percentage	31.20%	20.00%
Loss on investment		$ 11,919
Facebank AG [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage	100.00%
FaceBank AG and Nexway [Member]
Business Acquisition [Line Items]
Loss on investment	$ 7,600